Net (Loss) Income Per Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Anti-dilutive effect on calculation of diluted loss per common share attributable to outstanding stock-based awards	3.6	3.8